Financial assets and liabilities - Additional Information Warrants (Details) $ / shares in Units, $ in Thousands					1 Months Ended			6 Months Ended
	Dec. 30, 2025 USD ($) $ / shares shares	Mar. 08, 2023	Dec. 22, 2022 $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Jan. 05, 2024 $ / shares shares	Jan. 04, 2024	Nov. 30, 2021 $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Borrowings | $					$ 126,870			$ 126,870		$ 121,894
Transfer of exercised options | $								$ 0	$ 0
Share price (in USD/AUD per share) | $ / shares	$ 3.20				$ 3.20
Warrant exercise term					5 years			5 years
Warrants fair value at issue date | $					$ 14,200			$ 14,200		$ 5,700
Gain (loss) on remeasurement of warrant liability | $								4,500	12,000
Credit line facility
Disclosure Of Financial Instruments [Line Items]
Maximum borrowing facility | $	$ 125,000				$ 125,000			$ 125,000
Borrowings term	5 years				5 years
Ordinary shares
Disclosure Of Financial Instruments [Line Items]
Ordinary shares (in shares) | shares					1,290,302,187			1,290,302,187		1,279,967,187	1,154,023,928	1,141,784,114
Transfer of exercised options | $								$ 3,994	1,341
Credit line facility
Disclosure Of Financial Instruments [Line Items]
Depository receipt ratio (in shares)	10				10			10
American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Percentage of premium for volume-weighted average price	15.00%				15.00%
American Depositary Shares | Credit line facility
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	322,576				322,576			322,576
Issued Capital
Disclosure Of Financial Instruments [Line Items]
Transfer of exercised options | $								$ 5,173	$ 3,613
Borrowings - Oaktree
Disclosure Of Financial Instruments [Line Items]
Borrowings | $				$ 60,000
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period		7 years		7 years
Borrowings - Oaktree | Ordinary shares
Disclosure Of Financial Instruments [Line Items]
Ordinary shares (in shares) | shares						2,275,020
Borrowings - Oaktree | Refinancing and expansion of senior debt facility
Disclosure Of Financial Instruments [Line Items]
Depository receipt ratio (in shares)													10	5
Borrowings - Oaktree | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 7.26
Borrowings - Oaktree | Issued Capital
Disclosure Of Financial Instruments [Line Items]
Number of ordinary shares per warrant (in shares) | shares						10
Borrowings - Oaktree | Issued Capital | Ordinary shares
Disclosure Of Financial Instruments [Line Items]
Transfer of exercised options | $						$ 1,600
Borrowings - Oaktree | Issued Capital | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Transfer of exercised options | $						$ 3,900
Borrowings - Oaktree | Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares				1,769,669
Borrowings - Oaktree | December 2022 warrants
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share) | $ / shares											$ 7.24
Number of warrants issued to purchase american depositary shares (in shares) | shares							455,000				188,122		227,502
Borrowings - Oaktree | December 2022 warrants | Refinancing and expansion of senior debt facility | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants exercised (in shares) | shares							227,502
Borrowings - Oaktree | December 2022 warrants | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares			455,000
Exercise price (in dollars per share) | $ / shares			$ 3.70				$ 3.70						$ 7.24
Borrowings - Oaktree | November 2021 warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued to purchase american depositary shares (in shares) | shares													884,838
Borrowings - Oaktree | November 2021 warrants | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares				1,769,669
Exercise price (in dollars per share) | $ / shares				$ 7.26									$ 14.36		$ 7.26
Number of warrants issued to purchase american depositary shares (in shares) | shares															1,769,669
Borrowings - Oaktree | Tranche one
Disclosure Of Financial Instruments [Line Items]
Borrowings | $				$ 60,000